Earnings Per Share Attributable to Ordinary Equity Holders of the Parent - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Schedule of Earnings Per Share Basic and Diluted by Common Class [Line Items]
Earnings Per Share, Diluted	$ 0	$ 0.47	$ 0.62
Common Class B [Member]
Schedule of Earnings Per Share Basic and Diluted by Common Class [Line Items]
Earnings Per Share, Diluted	$ 0	$ 0.47	$ 0.62